Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable and Allowance for Credit Losses [Abstract]
Accounts receivables	$ 11,238	$ 4,150
Allowances for credit losses	(312)	(312)	$ (608)
Accounts receivables, net	$ 10,926	$ 3,838